Vessels, Net - Additional Information (Detail) - USD ($)						1 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Nov. 30, 2020	Oct. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 14, 2022	Jul. 28, 2021	May 31, 2021	Oct. 30, 2020	Sep. 30, 2019	Mar. 31, 2019
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use		$ 49,977					$ 54,142
Net (gain)/loss on sale of vessels							304,210	$ 1,134,854	$ 485,516
impairment charge	$ 1,333,950				$ 305,607			714,895
Selling price							8,100,000	6,500,000
Six Vessels [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, collateral amount	$ 629,691,705						629,691,705
36 Vessels [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, collateral amount								798,061,787
Impairment Loss [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use					$ 653,079	$ 1,971,148	1,333,950	714,895	993,916
Net Loss On Sale Of Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets			$ 1,134,854
Gas Defiance, Gas Shuriken, Gas Haralambos and Eco Lucidity [Member] | Third party investor [Member]
Property, Plant and Equipment [Line Items]
Interest acquired on joint venture agreements															49.90%
Gas Ethereal [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration														$ 10,900,000
Gas Sincerity Gas Texiana [Member]
Property, Plant and Equipment [Line Items]
Net (gain)/loss on sale of vessels									$ 485,516
Gas Nemesis II [Member]
Property, Plant and Equipment [Line Items]
impairment charge								$ 2,489,333
Due From unaffiliated third Parties													$ 4,500,000
Vessel Delivery Date				Nov. 02, 2020
Gas Pasha [Member]
Property, Plant and Equipment [Line Items]
Due From unaffiliated third Parties			$ 900,000
Vessel Delivery Date			Dec. 07, 2020
Eco Loyalty [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration												$ 12,500,000
Impairment of long-lived assets held-for-use							1,125,243
Selling price							12,500,000
Selling expense							250,000
Gas Imperiale [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration										$ 9,650,000	$ 8,100,000
Impairment of long-lived assets held-for-use							9,650,000
Gain (Loss) on Disposition of Assets							$ 304,210